Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 12, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 31, 2017, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Cerebellum GP, LLC, doing business as Cerebellum Capital (“Cerebellum”) will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Cerebellum Capital	Equity Hedge Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
GSA Capital Partners LLP	Macro Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:
Bayview Asset Management, LLC
Boussard & Gavaudan Investment Management, LLP
Caspian Capital LP
Cerberus Sub-Advisory I, LLC
Cerebellum Capital
Chatham Asset Management, LLC
D. E. Shaw Investment Management, L.L.C.
Emso Asset Management Limited
Good Hill Partners LP
GS Investment Strategies, LLC
GSA Capital Partners LLP
H2O AM LLP
HealthCor Management, L.P. IPM Informed Portfolio Management AB
Magnetar Asset Management LLC
Nephila Capital, Ltd.
Sorin Capital Management, LLC
Two Sigma Advisers, LP
Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:
Gracian Capital LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies	Event-Driven Multi-Strategy
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Cerebellum Capital	Equity Hedge Strategies	Equity Market Neutral
Chatham Asset Management, LLC	Relative Value Strategies	Fixed Income – Corporate
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GS Investment Strategies, LLC	Equity Hedge Strategies	Equity Long/Short
GSA Capital Partners LLP	Macro Strategies	Systematic Diversified
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Nephila Capital, Ltd.	Event-Driven Strategies	Reinsurance
Sorin Capital Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

Non-Discretionary Sub-Adviser	Strategy	Sub-Strategy
Gracian Capital LLC	Equity Hedge Strategies	Equity Long/Short

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Prospectus:

•	Cerebellum Capital (“Cerebellum”), located at 425 California Street, #1350, San Francisco, CA, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Equity Hedged Strategies. Founded in 2010, Cerebellum had approximately $55 million in assets under management as of March 31, 2017.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Cerebellum Capital (“Cerebellum”). The principal owner of Cerebellum is George Mueller.

Adding Fundamental Investment Restriction

The following fundamental investment restriction is added to the “Investment Policies and Restrictions” section of the Statement of Additional Information:

(5) With respect to 75% of the Fund’s total assets, not invest in securities of any issuer if, immediately after the investment, more than 5% of the Fund’s total assets (taken at current market value) would be invested in securities of the issuer or the Fund would own more than 10% of the voting securities of the issuer; provided that this limitation does not apply to obligations issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, or to securities issued by other investment companies.

Clarifying the Definition of “Blackstone Strategies”

The definition of “Blackstone Strategies” in the “Potential Conflicts of Interest” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The term “Blackstone Strategies” means any investment mandates managed in a continuous or recurring manner by the Adviser or any Blackstone Sub-Adviser, but does not include any mandate that is advised by a non-discretionary Sub-Adviser. The term “Blackstone Sub-Adviser” means a majority-owned subsidiary or affiliate of The Blackstone Group L.P.

Shareholders should retain this Supplement for future reference.